Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable
Schedule of trade account receivables

	2022	2021
Trade accounts receivable	3,659,777	3,253,207

Gross accounts receivable	4,241,515	4,000,026

Billed services	2,149,579	2,107,682
Unbilled services	929,669	849,762
Network use (i)	550,416	504,333
Goods sold	590,476	521,362
Contractual assets (Note 24)	19,828	15,340
Other accounts receivable	1,547	1,547

Provision for expected credit losses	(581,738)	(746,819)

Current portion	(3,421,094)	(3,066,906)
Non-current portion	238,683	186,301

Schedule of changes in the allowance for doubtful accounts

	2022	2021

Opening balance	746,819	651,260
Supplement to expected losses, net of reversal	626,218	544,642
Company acquisition balance	33,284	-
Write-off of provision	(824,583)	(449,083)

Closing Balance	581,738	746,819

Schedule of aging of accounts receivable

	2022	2021

Total	4,241,515	4,000,026

Undue	3,221,416	2,895,999
Overdue up to (days):
30	286,324	246,195
60	82,533	100,027
90	73,581	77,280
>90	577,661	680,525